Shareholder Report, Holdings (Details) - C000009557 [Member]	Jun. 30, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.35%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%